RATIONAL EQUITY ARMOR FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2020

Shares						Value
	COMMON STOCKS - 89.8%
	APPAREL - 2.6%
6,645	Nike, Inc.					$ 549,807

	BEVERAGES - 7.1%
11,722	Coca-Cola Co.					518,698
12,304	Molson Coors Brewing Co.					479,979
4,194	PepsiCo, Inc.					503,699
						1,502,376
	BIOTECHNOLOGY- 2.4%
6,806	Incyte Corp. *					498,403

	COMMERCIAL SERVICES - 5.0%
9,360	IHS Markit Ltd.					561,600
1,523	MarketAxess Holdings, Inc.					506,504
						1,068,104
	DISTRIBUTION / WHOLE SALE - 2.4%
7,251	Copart, Inc. *					496,839

	DIVERSIFIED FINANCIAL SERVICES - 7.1%
6,730	Intercontinental Exchange, Inc.					543,447
5,593	Nasdaq, Inc.					531,055
24,185	Western Union Co.					438,474
						1,512,976
	ELECTRIC- 4.9%
2,267	NextEra Energy, Inc.					545,486
5,567	WEC Energy Group, Inc.					490,620
						1,036,106
	ELECTRONICS - 2.3%
5,352	Allegion PLC					492,491

	ENVIRONMENTAL CONTROL - 2.3%
6,535	Republic Services, Inc.					490,517

	FOOD - 2.4%
3,537	McCormick & Co., Inc.					499,460

	HEALTHCARE - PRODUCTS - 7.9%
2,737	Edwards Lifesciences Corp. *					516,253
2,465	IDEXX Laboratories, Inc. *					597,122
3,732	ResMed, Inc.					549,686
						1,663,061
	HOUSEHOLD PRODUCTS/WARES - 2.4%
3,746	Kimberly-Clark Corp.					479,001

	INTERNET - 2.3%
429	Alphabet, Inc. *					498,477

	MEDIA - 2.6%
1,244	Charter Communications, Inc. *					542,770

	PHARMACEUTICALS - 2.4%
6,666	Merck & Co, Inc.					512,882

	REITS - 4.8%
7,991	Equity Residential					493,125
14,151	UDR, Inc.					517,078
						1,010,203
	RETAIL - 6.9%
3,341	Dollar General Corp.					504,524
1,723	O'Reilly Automotive, Inc. *					518,709
4,770	Target Corp.					443,467
						1,466,700
	SEMICONDUCTORS - 5.2%
9,901	Intel Corp.					535,842
2,164	NVIDIA Corp.					570,430
						1,106,272
	SOFTWARE - 12.2%
2,178	ANSYS, Inc. *					506,320
3,797	Citrix Systems, Inc.					537,465
3,258	Microsoft Corp.					513,819
1,908	MSCI, Inc.					551,336
3,341	salesforce.com, Inc. *					481,037
						2,589,977
	TELECOMMUNICATIONS - 2.1%
3,317	Motorola Solutions, Inc.					440,896
RATIONAL EQUITY ARMOR FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2020

Shares						Value
	COMMON STOCKS - 89.8% (Continued)
	WATER - 2.5%					$ 531,444
4,445	American Water Works Co., Inc.

	TOTAL COMMON STOCKS (Cost $18,437,515)					18,988,762

	SHORT-TERM INVESTMENTS - 2.7%
578,568	Federated Treasury Obligations Fund, Institutional Class, 0.31% **					578,568
	TOTAL SHORT-TERM INVESTMENTS (Cost $578,568)					578,568

Contracts (a)		Notional Amount ($)	Counterparty	Expiration Date	Exercise Price
	PURCHASED OPTIONS - 1.4% *
	CALL OPTIONS PURCHASED - 0.0%
78	S&P E-Mini 3rd Week Option	9,672,000	Wedush	April-20	3,080	3,510

	PUT OPTIONS PURCHSED - 1.4%
78	S&P E-Mini 3rd Week Option	12,012,000	Wedush	April-20	2,480	300,300

	TOTAL PURCHASED OPTIONS (Cost - $315,610)					303,810

	TOTAL INVESTMENTS (Cost $19,331,693) - 93.9%					$ 19,871,140
	OTHER ASSETS LESS LIABILITIES - 6.1%					1,289,675
	NET ASSETS - 100.0%					$ 21,160,815

PLC - Public Limited Company.
REIT - Real Estate Investment Trust.
* Non-Income Producing Security.
** Rate shown represents the rate at March 31, 2020 and is subject to change and resets daily.
(a) Each contract is equivalent to one of the underlying futures contract.
Contracts (a)		Notional Amount ($)	Counterparty	Expiration Date	Exercise Price
	WRITTEN CALL OPTIONS - (0.8) % *
42	S&P E-Mini 3rd Week Option	5,565,000	Wedush	April-20	2,650	132,510
36	S&P E-Mini 3rd Week Option	5,004,000	Wedush	April-20	2,780	30,150
						162,660
	WRITTEN PUT OPTIONS - (0.2) % *
43	S&P E-Mini 3rd Week Option	4,085,000	Wedush	April-20	1,900	16,555
35	S&P E-Mini 3rd Week Option	3,675,000	Wedush	April-20	2,100	32,375
						48,930

	TOTAL WRITTEN OPTIONS (Proceeds - $307,475)					211,590

						Unrealized
Long Contracts		Notional Amount ($)		Maturity		Appreciaion / (Depreciation)
	OPEN LONG FUTURES CONTRACTS - (0.6) %
38	CBOE VIX FUTURE	1,777,450		April-20		$ (118,299)
	Net Unrealized Depreciation From Open Long Futures Contracts					$ (118,299)

RATIONAL TACTICAL RETURN FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2020

Shares				Value
	SHORT-TERM INVESTMENTS - 94.5%
	MONEY MARKET FUND - 36.2%
62,217,609	Federated Treasury Obligations Fund, Institutional Class, 0.31% *			$ 62,217,609

	U.S. TREASURY BILLS - 58.3%	Discount Rate (%)	Maturity
30,000,000	United States Treasury Bill	1.6233	4/9/2020	29,999,407
20,000,000	United States Treasury Bill	1.4914	5/7/2020	19,998,725
15,000,000	United States Treasury Bill	1.5102	6/4/2020	14,998,067
15,000,000	United States Treasury Bill	1.4954	7/2/2020	14,996,167
20,000,000	United States Treasury Bill	1.5019	7/23/2020	19,994,899
				99,987,265

	TOTAL SHORT-TERM INVESTMENTS (Cost - $161,982,590)			162,204,874

	TOTAL INVESTMENTS - 94.5% (Cost - $161,982,590)			$ 162,204,874
	OTHER ASSETS LESS LIABILITIES - 5.5%			9,461,551
	NET ASSETS - 100.0%			$ 171,666,425

* Rate shown represents the rate at March 31, 2020 and is subject to change and resets daily.

RATIONAL DYNAMIC BRANDS FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2020

Shares		Value
	COMMON STOCKS - 95.4%
	APPAREL - 3.7%
12,754	NIKE, Inc.	$ 1,055,266

	AUTO MANUFACTURERS - 2.1%
3,921	Ferrari NV *	598,227

	COMMERCIAL SERVICES - 4.1%
7,568	PayPal Holdings, Inc. *	724,560
8,776	Square, Inc. *	459,687
		1,184,247
	COMPUTERS - 4.2%
4,679	Apple, Inc.	1,189,823

	COSMETICS/PERSONAL CARE - 1.9%
3,345	Estee Lauder Cos, Inc.	532,992

	DIVERSIFIED FINANCIAL SERVICES - 7.4%
4,328	Mastercard, Inc.	1,045,472
6,663	Visa, Inc.	1,073,543
		2,119,015
	INSURANCE - 0.6%
880	Berkshire Hathaway, Inc. *	160,890

	INTERNET - 32.5%
3,268	Alibaba Group Holding Ltd. - ADR *	635,561
835	Alphabet, Inc. *	970,228
1,331	Amazon.com, Inc. *	2,595,077
708	MercadoLibre, Inc. *	345,915
405	Netflix, Inc. *	152,077
10,041	Roku, Inc. *	878,387
2,392	Shopify, Inc. *	997,297
12,993	Spotify Technology SA *	1,577,870
23,233	Tencent Holdings Ltd. - ADR	1,140,508
		9,292,920
	LODGING - 0.3%
1,300	Marriott International, Inc.	97,253

	PHARMACEUTICALS - 5.9%
6,245	Johnson & Johnson	818,907
11,098	Merck & Co., Inc.	853,880
		1,672,787
	PRIVATE EQUITY - 3.2%
20,189	Blackstone Group, Inc.	920,013

	REIT - 6.6%
8,692	American Tower Corp.	1,892,683

	RETAIL - 14.2%
80	Chipotle Mexican Grill, Inc. *	52,352
2,382	Costco Wholesale Corp.	679,180
4,183	Home Depot, Inc.	781,008
4,556	Lululemon Athletica, Inc. *	863,590
8,441	RH *	848,067
12,814	Starbucks Corp.	842,392
		4,066,589
	SEMICONDUCTORS - 1.8%
1,935	NVIDIA Corp.	510,066

	SOFTWARE - 6.9%
9,527	Microsoft Corp.	1,502,503
17,484	Slack Technologies, Inc. *	469,270
		1,971,773

	TOTAL COMMON STOCKS (Cost $25,981,939)	27,264,544

	SHORT-TERM INVESTMENTS - 5.0%
1,423,499	Federated Treasury Obligations Fund, Institutional Class, 0.31% **	1,423,499
	TOTAL SHORT-TERM INVESTMENTS (Cost $1,423,499)	1,423,499

	TOTAL INVESTMENTS (Cost $27,405,438) - 100.4%	$ 28,688,043
	LIABILITIES LESS OTHER ASSETS - (0.4) %	(97,944)
	NET ASSETS - 100.0%	$ 28,590,099

ADR - American Depositary Receipt.
REIT - Real Estate Investment Trust.
* Non-income producing security.
** Rate shown represents the rate at March 31, 2020, and is subject to change and resets daily.

RATIONAL STRATEGIC ALLOCATION FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2020

Shares				Value
	MUTUAL FUNDS - 67.1%
	DEBT FUNDS - 67.1%
125,884	Catalyst Enhanced Income Strategy Fund , Institutional Class +			$ 1,301,644
86,168	Catalyst Insider Income Fund, Institutional Class +			775,513
87,447	Catalyst/CIFC Floating Rate Income Fund +			741,553
68,215	Catalyst/Stone Beach Income Opportunity Fund, Institutional Class +			651,452
69,808	Rational Special Situations Income Fund, Institutional Class +			1,288,653
				4,758,815

	TOTAL MUTUAL FUNDS (Cost - $5,081,951)			4,758,815

	EXCHANGE TRADED FUNDS - 0.9%
	EQUITY FUNDS - 0.9%
2,900	Strategy Shares NASDAQ 7 Handl Index ETF +			63,928
	TOTAL EXCHANGE TRADED FUNDS (Cost - $70,061)			63,928

Principal Amount	U.S. TREASURY OBLIGATION - 10.5%	Coupon Rate (%)	Maturity
600,000	United States Treasury Bond	2.3750	11/15/2049	747,516
	TOTAL U.S. TREASURY OBLIGATIONS (Cost - $633,984)			747,516

Shares	SHORT-TERM INVESTMENTS - 23.8%
	MONEY MARKET FUNDS - 23.8%
98,785	First American Government Obligations Fund, Class U, 0.45% *			98,785
1,584,077	Federated Treasury Obligations Fund, Institutional Class, 0.31% *			1,584,077
	TOTAL SHORT-TERM INVESTMENTS (Cost - $1,682,862)			1,682,862

	TOTAL INVESTMENTS - 102.3% (Cost - $7,468,858)			$ 7,253,121
	LIABILITIES LESS OTHER ASSETS - (2.3) %			(166,005)
	NET ASSETS - 100.0%			$ 7,087,116

ETF - Exchange Traded Fund.
+ Investment in affiliate.
* Rate shown represents the rate at March 31, 2020, and is subject to change and resets daily.

RATIONAL/RESOLVE ADAPTIVE ASSET ALLOCATION FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2020

Shares				Value
	SHORT-TERM INVESTMENTS - 77.0%
45,405,049	Fidelity Institutional Government Portfolio , Institutional Class, 0.34% * +			$ 45,405,049
179,359	First American Governemnt Obligations Fund, Class U, 0.45% *			179,359
	TOTAL SHORT-TERM INVESTMENTS (Cost - $45,584,408)			45,584,408

	TOTAL INVESTMENTS - 77.0% (Cost - $45,584,408)			$ 45,584,408
	OTHER ASSETS LESS LIABILITIES - 23.0%			13,581,949
	NET ASSETS - 100.0%			$ 59,166,357

				Unrealized
Long Contracts		Notional Amount ($)	Maturity	Appreciation / (Depreciation)
	OPEN LONG FUTURES CONTRACTS - 0.8%
31	BP Currency Future	2,413,350	June-20	24,700
1	Dax Index Future	271,775	June-20	28,146
66	Euro-Bund Future	12,492,927	June-20	(37,508)
16	Gold 100 OZ Future +	2,554,560	June-20	25,720
84	Long Gilt Future	14,184,989	June-20	78,501
11	NASDAQ 100 E-Mini Future	1,712,975	June-20	(8,610)
7	Nikkei 225 (CME)	660,275	June-20	(10,075)
12	S&P 500 E-Mini Future	1,541,820	June-20	94,507
13	SPI 200 Future	1,016,263	June-20	(3,336)
172	US 10 YR Note (CBT)	23,854,336	June-20	234,086
29	US Long Bond (CBT)	5,192,827	June-20	30,921
	Net Unrealized Appreciation from Open Long Futures Contracts			457,052
Short Contracts
	OPEN SHORT FUTURES CONTRACTS - 0.0%
(95)	AUDUSD Currency Future	(5,835,850)	June-20	(31,080)
(131)	C$ Currency Future	(9,306,895)	June-20	(90,810)
(73)	Euro FX Currency Future	(10,082,669)	June-20	63,256
(78)	Japanese Yen Currency Future	(9,086,513)	June-20	53,594
	Net Unrealized Depreciation from Open Short Futures Contracts			(5,040)
	Total Unrealized Appreciation From Open Futures Contracts			$ 452,012

* Rate shown represents the rate at March 31, 2020, and is subject to change and resets daily.
+ All or a portion of this investment is a holding of the RDMF Fund, Ltd.

RATIONAL TREND AGGREGATION VA FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2020

Shares		Value
	COMMON STOCKS - 33.6%
	COMMERCIAL SERVICES - 3.1%
1,672	Automatic Data Processing, Inc.	$ 228,529
1,768	Verisk Analytics, Inc.	246,424
		474,953
	COMPUTERS - 1.3%
817	Apple, Inc.	207,755

	COSMETICS/PERSONAL CARE - 2.5%
3,560	Procter & Gamble Co.	391,600

	DISTRIBUTION/WHOLESALE - 2.8%
2,233	Pool Corp	439,387

	DIVERSIFIED FINANCIAL SERVICES - 1.3%
1,240	Visa, Inc.	199,789

	ELECTRIC - 2.8%
1,018	NextEra Energy, Inc.	244,951
2,133	WEC Energy Group, Inc.	187,981
		432,932
	ELECTRONICS - 1.6%
180	Amphenol Corp.	13,118
745	Roper Technologies, Inc.	232,298
		245,416
	HEALTHCARE - PRODUCTS- 1.4%
1,601	Danaher Corp.	221,594

	INTERNET - 2.6%
210	Amazon.com, Inc. *	409,441

	MINING - 1.5%
12,305	Barrick Gold Corp.	225,428

	PRIVATE EQUITY - 1.6%
10,687	KKR & Co., Inc.	250,824

	REITS - 4.0%
1,813	American Tower Corp.	394,781
817	SBA Communications Corp.	220,566
		615,347
	RETAIL - 7.1%
2,980	CarMax, Inc. *	160,413
615	Costco Wholesale Corp.	175,355
5,304	Dollar Tree, Inc. *	389,685
576	O'Reilly Automotive, Inc.*	173,405
4,122	TJX Cos, Inc.	197,073
		1,095,931

	TOTAL COMMON STOCKS (Cost - $5,077,426)	5,210,397

	EXCHANGE TRADED FUNDS - 55.8%
3,775	Direxion Daily 20 Year Plus Treasury Bull 3x	158,965
35,000	iShares 1-3 Year Treasury Bond ETF	3,033,450
5,610	iShares 20+ Year Treasury Bond ETF	925,482
37,703	ProShares Short VIX Short-Term Futures ETF *	1,169,170
7,881	ProShares Ultra VIX Short-Term Futures ETF *	461,511
12,951	ProShares UltraPro QQQ	616,986
10,790	ProShares UltraPro S&P 500	298,128
7,998	PROSHARES ULTRAPRO SHORT QQQ	155,641
20,297	ProShares UltraPro Short S&P 500	489,564
18,568	ProShares UltraShort 20+ Year Treasury	298,573
3,669	ProShares VIX Short-Term Futures ETF *	139,165
6,100	SPDR Gold Shares *	903,105
	TOTAL EXCHANGE TRADED FUNDS (Cost - $8,177,270)	8,649,740

	EXCHANGE TRADED NOTE - 3.7%
12,480	iPath Series B S&P 500 VIX Short-Term Futures ETN	577,200
	TOTAL EXCHANGE TRADED NOTE (Cost - $558,400)	577,200

	TOTAL INVESTMENTS - 93.1% (Cost - $13,813,096)	$ 14,437,337
	OTHER ASSETS LESS LIABILITIES - 6.9%	1,071,932
	NET ASSETS - 100.0%	$ 15,509,269

ETF - Exchange Traded Fund
REIT - Real Estate Investment Trust.
* Non-income producing security.

RATIONAL INSIDER BUYING VA FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31 2020

Shares		Value
	COMMON STOCKS - 33.8%
	BIOTECHNOLOGY - 2.1%
5,800	Gilead Sciences, Inc.	$ 433,608

	COMMERICIAL SERVICES - 0.3%
140	MarketAxess Holdings, Inc.	46,560
110	Paypal Holdings, Inc. *	10,531
		57,091
	Food - 0.2%
850	Campbell Soup Co	39,236

	HOUSEHOLD - 0.2%
275	Clorox Co.	47,644

	INTERNET - 2.2%
25	Amazon.com, Inc. *	48,743
1,700	Chewy, Inc. *	63,733
950	Netflix, Inc. *	356,725
		469,201
	REITS - 20.9%
218,000	AGNC Investment Corp.	2,306,440
403,000	Annaly Capital Management, Inc.	2,043,210
		4,349,650
	RETAIL - 0.1%
14	AutoZone, Inc. *	11,844
50	Dollar Tree, Inc. *	3,673
30	O'Reilly Automotive, Inc. *	9,031
		24,548
	SOFTWARE - 7.8%
550	Activision Blizzard, Inc.	32,714
320	Microsoft Corp.*	50,467
4,450	RingCentral, Inc. *	943,000
110	ServiceNow, Inc. *	31,524
160	Take-Two Interactive Software, Inc. *	18,978
3,700	Zoom Video Communications, Inc. *	540,644
		1,617,327

	TOTAL COMMON STOCKS (Cost - $6,684,243)	7,038,305

	SHORT-TERM INVESTMENTS -70.4%
14,654,251	Federated Treasury Obligations Fund, Institutional Class, 0.31% **	14,654,251
4,951	First American Government Obligations Fund, Class U, 0.45% **	4,951
	TOTAL SHORT-TERM INVESTMENTS (Cost - $14,659,202)	14,659,202

	TOTAL INVESTMENTS - 104.2% (Cost - $21,343,445)	$ 21,697,507
	LIABILITIES IN EXCESS OF OTHER ASSETS- (4.2) %	(874,131)
	NET ASSETS - 100.0%	$ 20,823,376
* Non-income producing security.
** Rate shown represents the rate at March 31, 2020 and it is subject to change and resets daily.

RATIONAL IRON HORSE FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2020

Shares		Value
	COMMON STOCKS - 12.4%
	BANKS - 1.6%
600	JP Morgan Chase & Co.	$ 54,018

	INTERNET - 6.1%
100	Amazon.com, Inc. *	194,972

	MISCELLANEOUS MANUFACTURING - 4.7%
1,100	3M Co.	150,161

	TOTAL COMMON STOCK (Cost - $450,415)	399,151

Shares	SHORT TERM INVESTMENTS - 87.6%
2,808,599	Fidelity Institutional Government Portfolio - Institutional Class, 0.34% **	2,808,599
	TOTAL SHORT-TERM INVESTMENTS (Cost - $2,808,599)	$ 2,808,599

	TOTAL INVESTMENTS - 100.0% (Cost - $3,259,014)	$ 3,207,750
	OTHER ASSETS LESS LIABILITIES - 0.0%	178
	NET ASSETS - 100.0%	$ 3,207,928

* Non-income producing securities.
** Rate shown represents the rate at March 31, 2020, and is subject to change and resets daily.

RATIONAL NUWAVE ENHANCED MARKET OPPORTUNITY FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2020

Shares					Value
	COMMON STOCK - 0.0%
	MACHINERY-DIVERSIFIED - 0.0%
1	Intersoll-Rand, Inc, *				$ 24
	TOTAL COMMON STOCKS (Cost - $32)

	EXCHANGE TRADED FUNDS - 48.5%
43,852	SPDR S&P 500 ETF Trust				11,302,853
	TOTAL EXCHANGE TRADED FUNDS (Cost - $10,154,419)

	SHORT-TERM INVESTMENTS - 20.4%
4,750,702	Federated Treasury Obligations Fund, Institutional Class, 0.31% **				4,750,702
	TOTAL SHORT-TERM INVESTMENTS (Cost - $4,750,702)

	TOTAL INVESTMENTS - 68.9% (Cost - $14,905,154)				$ 16,053,579
	OTHER ASSETS LESS LIABILTIES - 31.1%				7,242,980
	NET ASSETS - 100.0%				$ 23,296,559

ETF - Exchange Traded Fund
* Non-income producing securities.
** Rate shown represents the rate at March 31, 2020, and is subject to change and resets daily.
					Unrealized
			Notional		Appreciation /
Long Contracts		Counterparty	Amount ($)	Maturity	(Depreciation)
	OPEN LONG FUTURES CONTRACTS - 0.1%
91	90 Day Sterling Future	ADM	14,055,077	December-20	$ 963
2	Australian 10Y Bond Future	ADM	184,363	June-20	7,978
2	Coffee 'C' Future +	ADM	89,663	May-20	(214)
44	Euro-Bund Future	ADM	8,328,618	June-20	50,259
96	Gasoline RBOB Future +	ADM	2,389,766	May-20	(121,549)
4	Gold 100 Oz Future +	ADM	638,640	June-20	(15,528)
23	Long Gilt Future	ADM	3,883,985	June-20	107,814
2	US 10 Year Note (CBT) Future	ADM	277,376	June-20	3,407
1	Wheat Future +	ADM	28,438	May-20	106
	Net Unrealized Appreciation From Open Long Futures Contracts				$ 33,236

					Unrealized
			Notional		Appreciation /
Short Contracts		Counterparty	Amount ($)	Maturity	(Depreciation)
	OPEN SHORT FUTURES CONTRACTS - 0.6%
(78)	AUD/USD Currency Future	ADM	(4,791,540)	June-20	(34,702)
(79)	BP Currency Future	ADM	(6,150,150)	June-20	(210,209)
(97)	C$ Currency Future	ADM	(6,891,365)	June-20	14,746
(14)	Cocoa Future +	ADM	(316,260)	July-20	(561)
(96)	Copper Future +	ADM	(5,347,200)	May-20	436,296
(64)	Corn Future +	ADM	(1,107,200)	July-20	24,494
(11)	Cotton No. 2 Future +	ADM	(279,950)	July-20	27,884
(4)	Dax Index Future	ADM	(1,087,101)	June-20	(19,884)
(9)	E-Mini Russell 2000 Future	ADM	(516,420)	June-20	(3,740)
(83)	Euro FX Currency Future	ADM	(11,463,856)	June-20	105,159
(10)	FTSE 100 Index Future	ADM	(698,774)	June-20	(29,488)
(10)	FTSE/MIB Index Future	ADM	(928,494)	June-20	(110,764)
(15)	Hang Seng Future	ADM	(2,295,217)	April-20	(52,570)
(4)	Japan 10 Year Bond Future	ADM	(5,653,096)	June-20	(1,445)
(10)	Japanese Yen Future	ADM	(1,164,938)	June-20	(5,225)
(1)	Lean Hogs Future +	ADM	(24,130)	June-20	6,777
(4)	Live Cattle Future +	ADM	(147,320)	June-20	3,019
(8)	LME Aluminum Future +	ADM	(302,098)	May-20	41,836
(1)	LME Aluminum Future +	ADM	(37,806)	May-20	5,374
(1)	LME Copper Future +	ADM	(123,673)	May-20	20,464
(3)	LME Copper Future +	ADM	(371,001)	May-20	51,243
(2)	LME Copper Future +	ADM	(247,448)	June-20	36,936
(14)	Mexican Peso Future	ADM	(293,370)	June-20	(203)
(12)	Natural Gas Future +	ADM	(210,720)	June-20	543
(6)	Nikkei 225 (SGX) Future	ADM	(522,440)	June-20	(23,085)
(17)	NY Harbor ULSD Future +	ADM	(715,071)	May-20	49,046
(16)	Platinum Future +	ADM	(583,920)	July-20	9,422
(13)	S&P/TSX 60 Index Future	ADM	(1,487,280)	June-20	(76,214)
(40)	S&P 500 E-Mini Future	ADM	(5,139,400)	June-20	(169,496)
RATIONAL NUWAVE ENHANCED MARKET OPPORTUNITY FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2020

					Unrealized
			Notional		Appreciation /
Short Contracts		Counterparty	Amount ($)	Maturity	(Depreciation)
	OPEN SHORT FUTURES CONTRACTS - 0.6%
(2)	Silver Future +	ADM	(141,560)	May-20	1,240
(79)	Soybean Future +	ADM	(3,513,525)	July-20	(22)
(3)	SPI 200 Future	ADM	(234,522)	June-20	(3,595)
(66)	Sugar #11 (WORLD) Future +	ADM	(776,160)	July-20	51,931
(9)	Topix Index Future	ADM	(1,169,654)	June-20	(26,493)
(6)	WTI Crude Future +	ADM	(122,880)	May-20	20,130
	Net Unrealized Appreciation From Open Short Futures Contracts				$ 138,844
	Total Unrealized Appreciation from Open Futures Contracts				$ 172,080

+ All or a portion of this investment is a holding of the RNW Fund, Ltd.

RATIONAL SPECIAL SITUATIONS INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2020

Principal Amount ($)		Variable Rate	Coupon Rate (%)	Maturity	Value
	BONDS & NOTES - 90.3%
	ASSET BACKED SECURITIES - 89.9%
1,370,335	ABFS Mortgage Loan Trust 2003-1 (a)	1 Month LIBOR + 2.25%	2.9546	8/15/2033	$ 1,289,168
892,823	Accredited Mortgage Loan Trust 2005-1(a)	1 Month LIBOR + 3.30%	4.2466	4/25/2035	779,346
9,550	ACE Securities Corp Home Equity Loan Trust Series 2007-WM1 (a)	1 Month LIBOR + 0.07%	1.0166	11/25/2036	4,161
258,946	ACE Securities Corp Home Equity Loan Trust Series 2007-WM2 (a)	1 Month LIBOR + 0.18%	1.1266	2/25/2037	116,093
133,175	Adjustable Rate Mortgage Trust 2005-10 (c)		4.0605	1/25/2036	108,220
257,606	Adjustable Rate Mortgage Trust 2005-10 (a)	1 Month LIBOR + 0.54%	1.4866	1/25/2036	212,047
69,064	Aegis Asset Backed Securities Trust 2004-6 (a)	1 Month LIBOR + 1.00%	1.9466	3/25/2035	62,473
78,772	AFC Home Equity Loan Trust (a)	1 Month LIBOR + 0.72%	1.6666	9/22/2028	73,998
181,901	AFC Home Equity Loan Trust 2000-3 (a,b)	1 Month LIBOR + 0.64%	1.5866	10/25/2030	161,587
162,809	AFC Home Equity Loan Trust 2000-4 (a,b)	1 Month LIBOR + 0.77%	1.7166	1/25/2031	144,068
515,691	Alternative Loan Trust 2004-2CB (e)		5.0000	8/25/2054	495,106
6,345	Alternative Loan Trust 2004-33 (c)		3.8997	12/25/2034	5,699
120,258	Alternative Loan Trust 2005-17 (a)	1 Month LIBOR + 0.56%	1.5066	7/25/2035	76,165
151,756	Alternative Loan Trust 2005-51 (a)	1 Month LIBOR + 0.60%	1.3729	11/20/2035	122,793
183,891	Alternative Loan Trust 2005-63 (c)		3.7100	12/25/2035	165,604
544,483	Alternative Loan Trust 2007-5CB (a)	1 Month LIBOR + 5.65%	4.7034	4/25/2037	138,359
441,747	Alternative Loan Trust 2007-5CB		0.0000	4/25/2037	159,074
75,140	American Home Mortgage Investment Trust 2004-1 (a)	1 Month LIBOR + 0.90%	1.8466	4/25/2044	67,157
13,505	American Home Mortgage Investment Trust 2004-4 (a)	1 Month LIBOR + 0.20%	1.1466	9/25/2030	13,138
37,541	American Home Mortgage Investment Trust 2005-1 (a)	1 Month LIBOR + 2.00%	3.8217	6/25/2045	37,398
339,029	American Home Mortgage Investment Trust 2005-2 (d)		5.8280	9/25/2035	257,624
444,855	American Home Mortgage Investment Trust 2006-2 (a)	1 Month LIBOR + 0.22%	1.1666	6/25/2036	30,896
1,510,680	American Home Mortgage Investment Trust 2006-3 (a)	1 Month LIBOR + 0.38%	1.3266	12/25/2046	1,329,399
325,551	Ameriquest Mortgage Securities Asset-Backed Pass-Through Ctfs Ser 2003 AR1 (a)	1 Month LIBOR + 4.50%	4.1069	1/25/2033	295,553
9,434	Asset Backed Securities Corp Home Equity Loan Trust Series AMQ 2007-HE2 (a)	1 Month LIBOR + 0.08%	1.0266	5/25/2037	6,602
81,247	Asset-Backed Pass Through Certificates 2002-3 (a)	1 Month LIBOR + 2.85%	3.7966	8/25/2032	75,906
27,750	Banc of America Alternative Loan Trust 2005-5		6.0000	6/25/2035	25,877
287,483	Banc of America Alternative Loan Trust 2005-12		5.7500	1/25/2036	261,099
324,212	Banc of America Alternative Loan Trust 2006-4		6.0000	5/25/2046	258,399
565,000	Banc of America Commercial Mortgage Trust 2015-UBS7		3.1670	9/15/2048	415,177
151,251	Banc of America Funding 2005-8 Trust		0.0000	1/25/2036	108,026
210,441	Banc of America Funding 2005-E Trust (a)	COF 11 + 1.43%	2.4140	6/20/2035	140,215
200,165	Banc of America Funding 2006-D Trust (c)		3.4990	5/20/2036	158,853
265,649	Banc of America Funding 2006-F Trust (c)		4.2551	7/20/2036	239,209
210,804	Banc of America Funding 2007-4 Trust		5.5000	11/25/2034	195,665
154,522	Banc of America Funding 2016-R2 Trust(b,c)		4.7000	5/1/2033	143,824
118,679	Banc of America Mortgage 2005-A Trust (c)		3.6759	2/25/2035	106,343
199,230	Banc of America Mortgage 2006-B Trust (c)		3.8798	11/20/2046	168,785
41,584	Banc of America Mortgage Trust 2005-3		5.5000	3/25/2035	37,718
4,127,470	BCAP LLC 2011-RR4-I Trust (b)		5.2500	4/26/2037	3,059,514
433,068	BCAP LLC Trust 2007-AA2		6.0000	3/25/2022	428,460
35,205	Bear Stearns ALT-A Trust 2004-9 (c)		4.1545	9/25/2034	32,928
409,277	Bear Stearns ALT-A Trust 2004-11 (c)		3.5900	11/25/2034	340,620
56,496	Bear Stearns ALT-A Trust 2004-11 (c)		4.3274	11/25/2034	48,862
3,905,003	Bear Stearns ALT-A Trust 2005-10 (a)	1 Month LIBOR + 0.50%	1.4466	1/25/2036	4,690,123
156,866	Bear Stearns ALT-A Trust 2005-10 (c)		3.8398	1/25/2036	135,189
3,602,694	Bear Stearns ALT-A Trust 2006-1 (a)	1 Month LIBOR + 0.48%	1.4266	2/25/2036	3,243,666
3,402,100	Bear Stearns ALT-A Trust 2006-2 (a)	1 Month LIBOR + 0.44%	1.3866	4/25/2036	4,268,560
315,048	Bear Stearns ALT-A Trust 2006-3 (a)	1 Month LIBOR + 0.38%	1.3266	5/25/2036	356,735
146,402	Bear Stearns ALT-A Trust 2006-3 (c)		4.0079	5/25/2036	105,615
1,096,629	Bear Stearns ALT-A Trust 2006-R1 (c)		3.7160	8/25/2036	1,105,798
56,464	Bear Stearns ALT-A Trust II 2007-1 (c)		3.8071	9/25/2047	39,851
57,161	Bear Stearns ARM Trust 2003-8 (c)		4.0000	1/25/2034	47,865
104,699	Bear Stearns ARM Trust 2004-10 (c)		4.1918	1/25/2035	90,921
605,722	Bear Stearns ARM Trust 2005-8 (b,c)		4.9154	8/25/2035	568,940
254,068	Bear Stearns Asset Backed Securities I Trust 2005-AC5 (a)	1 Month LIBOR + 1.00%	1.9466	8/25/2035	177,741
1,000,000	Bear Stearns Asset Backed Securities Trust 2006-SD2 (a)	1 Month LIBOR + 0.80%	1.7466	6/25/2036	847,169
118,249	Bear Stearns Asset Backed Securities Trust 2006-SD3 (c)		4.2003	7/25/2036	111,248
358,242	Bear Stearns Asset Backed Securities Trust 2006-SD4 (a)	12 MTA + 0.98%	2.9459	10/25/2036	131,635
90,646	Bear Stearns Asset Backed Securities Trust 2007-SD1 (c)		3.1572	10/25/2036	59,539
207,510	Bear Stearns Mortgage Funding Trust 2006-AR5 (a)	1 Month LIBOR + 0.19%	1.1366	1/25/2037	171,636
51,848	Bear Stearns Mortgage Securities, Inc. (c)		6.3141	3/25/2031	51,442
1,825,632	Business Jet Securities LLC (b)		7.7480	2/15/2033	1,318,046
194,610	Centex Home Equity Loan Trust 2004-C (a)	1 Month LIBOR + 0.80%	1.7416	6/25/2034	173,665
332,914	Centex Home Equity Loan Trust 2004-D (d)		5.5600	9/25/2034	315,418
898,970	CFCRE Commercial Mortgage Trust 2017-C8 (c,e)		1.6148	6/15/2050	69,370
88,997	Chase Funding Trust Series 2003-6 (d)		5.0169	11/25/2034	87,919
235,073	Chase Mortgage Finance Trust Series 2005-S1		5.0000	5/25/2035	234,281
70,948	CHL Mortgage Pass-Through Trust 2004-8		0.0001	7/25/2034	53,097
4,256	CHL Mortgage Pass-Through Trust 2005-7 (a)	1 Month LIBOR + 0.72%	1.6666	3/25/2035	1,697
5,390	CHL Mortgage Pass-Through Trust 2005-11 (a)	1 Month LIBOR + 0.32%	1.2666	4/25/2035	3,186
278,463	Citicorp Mortgage Securities Trust Series 2006-1		6.0000	2/25/2036	285,782
153,807	Citigroup Mortgage Loan Trust 2005-11 (a)	H15T1Y + 3.40%	4.1900	11/25/2035	135,748
173,323	Citigroup Mortgage Loan Trust 2006-AR2 (c)		3.9576	3/25/2036	150,687
231,917	Citigroup Mortgage Loan Trust 2006-AR5 (c)		4.2394	7/25/2036	195,938
RATIONAL SPECIAL SITUATIONS INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2020

Principal Amount ($)		Variable Rate	Coupon Rate (%)	Maturity	Value
	BONDS & NOTES - 90.3% (Continued)
	ASSET BACKED SECURITIES - 89.9% (Continued)
598,485	Citigroup Mortgage Loan Trust 2007-OPX1 (d)		5.8630	1/25/2037	$ 247,839
1,917,782	Citigroup Mortgage Loan Trust 2008-RR1 (a,b)	1 Month LIBOR + 0.07%	1.0166	1/25/2037	1,554,897
444,327	Citigroup Mortgage Loan Trust 2013-8 (b,c)		3.8634	11/25/2036	329,658
146,393	Citigroup Mortgage Loan Trust, Inc. (a)	1 Month LIBOR + 2.63%	3.5716	11/25/2034	723,837
31,524	CitiMortgage Alternative Loan Trust Series 2007-A1		6.0000	1/25/2037	28,704
163	Countrywide Asset-Backed Certificates 2002-S3 M2 (c)		5.0910	5/25/2032	160
386,100	Countrywide Asset-Backed Certificates 2003-4 A2 (a)	1 Month LIBOR + 0.66%	1.6066	11/25/2033	326,244
83,338	Countrywide Asset-Backed Certificates 2004-S1 M1 (d)		5.2520	2/25/2035	82,983
14,955	Countrywide Asset-Backed Certificates 2006-S4 A6 (c)		5.8340	7/25/2034	14,860
18,076	Countrywide Asset-Backed Certificates 2006-13 1AF3 (c)		4.2768	1/25/2037	17,958
124,692	Credit Suisse First Boston Mortgage Securities Corp. 2002 AR31 CB1 (c)		4.1247	11/25/2032	108,278
31,753	Credit Suisse First Boston Mortgage Securities Corp. 2002-AR31 CB2 (c)		4.1247	11/25/2032	26,907
921,358	Credit Suisse First Boston Mortgage Securities Corp. 2002-HE1 A2 (a)	1 Month LIBOR + 0.74%	1.6866	8/25/2032	781,729
498,892	Credit Suisse First Boston Mortgage Securities Corp. 2202-P1A A (b,c)		2.3828	3/25/2032	414,707
692,606	Credit-Based Asset Servicing & Securitization LLC 2005-RP2 M2 (b,a)	1 Month LIBOR + 1.60%	2.5466	9/25/2035	671,326
313,488	Credit-Based Asset Servicing & Securitization LLC 2006-CB2 AF4 (d)		3.3046	12/25/2036	263,045
777,124	Credit-Based Asset Servicing & Securitization LLC 2007-SL1A A2 (a,b)	1 Month LIBOR + 0.46%	1.4066	2/25/2037	477,583
106,383	CSFB Mortgage-Backed Pass-Through Certificates Series 2003-29		6.5000	12/25/2033	99,996
402,914	CSFB Mortgage-Backed Pass-Through Certificates Series 2004-AR5 (c)		4.2151	6/25/2034	372,458
2,383,671	CSMC Mortgage-Backed Trust 2006-9		6.5000	11/25/2036	1,820,041
424,384	CSMC Mortgage-Backed Trust 2007-1		6.0000	2/25/2037	321,880
889,086	CSMC Mortgage-Backed Trust 2007-3		5.0000	4/25/2037	794,189
486,165	CSMC Mortgage-Backed Trust 2007-4 (a)	1 Month LIBOR + 0.40%	1.3466	6/25/2037	329,765
202,364	CSMC Series 2014-4R (a,b)	1 Month LIBOR + 0.20%	0.0001	2/27/2036	187,543
34,816	CWABS Revolving Home Equity Loan Trust Series 2004-J (a)	1 Month LIBOR + 0.29%	0.9946	12/15/2033	31,697
128,100	CWABS Revolving Home Equity Loan Trust Series 2004-O (a)	1 Month LIBOR + 0.28%	0.9846	2/15/2034	119,793
105,399	CWHEQ Revolving Home Equity Loan Trust Series 2006-I (a)	1 Month LIBOR + 0.14%	0.8446	1/15/2037	93,507
285,787	Deutsche Alt-B Securities Inc Mortgage Loan Trust Series 2006-AB2 (c)		5.1560	6/25/2036	250,668
45,684	Deutsche Mortgage Securities Inc Mortgage Loan Trust Series 2004-1 (c)		5.5000	9/25/2033	37,671
1,349,781	Deutsche Mortgage Securities Inc Mortgage Loan Trust 2004-4 (a)	1 Month LIBOR + 0.35%	1.2966	6/25/2034	1,122,115
60,228	DSLA Mortgage Loan Trust 2004-AR1 A2A (a)	1 Month LIBOR + 0.82%	1.5700	9/19/2044	50,487
24,397	DSLA Mortgage Loan Trust 2004-AR1 A2B (a)	1 Month LIBOR + 0.84%	1.5900	9/19/2044	20,023
2,429,682	DSLA Mortgage Loan Trust 2004-AR4 A2A (a)	1 Month LIBOR + 0.35%	1.1000	1/19/2045	1,854,084
3,562,956	DSLA Mortgage Loan Trust 2007-AR1 1A1B (a)	1 Month LIBOR + 0.14%	0.8900	4/19/2047	2,583,507
221,947	Finance America Mortgage Loan Trust 2004-3 (a)	1 Month LIBOR + 0.95%	1.8916	11/25/2034	164,152
207,290	Finance America Mortgage Loan Trust 2004-3 (a)	1 Month LIBOR + 1.02%	1.9666	11/25/2034	148,782
49,813	First Horizon Alternative Mortgage Securities Trust 2005-AA1 (c)		3.5066	3/25/2035	36,161
56,212	First Horizon Mortgage Pass-Through Trust 2000-H 3B1 (c)		4.7471	5/25/2030	49,194
42,756	First Horizon Mortgage Pass-Through Trust 2000-H 4B2 (c)		4.0694	5/25/2030	36,237
240,483	First Horizon Mortgage Pass-Through Trust 2004-FL1 (a)	1 Month LIBOR + 0.27%	1.2166	2/25/2035	191,362
545,279	First Horizon Mortgage Pass-Through Trust 2005-A (a)		4.0519	10/25/2035	486,145
201,213	FirstCity Capital Home Equity Loan Trust 1998-2 (a,b)	1 Month LIBOR + 0.80%	1.7466	1/25/2029	187,385
64,000	Fremont Home Loan Trust 2005-A (a)	1 Month LIBOR + 0.74%	1.6816	1/25/2035	59,823
1,454,660	Global Mortgage Securitization Ltd. (a,b)	1 Month LIBOR + 0.32%	1.2666	11/25/2032	1,318,556
22,139	GMACM Home Equity Loan Trust 2005-HE1 (a)	1 Month LIBOR + 0.50%	1.4466	8/25/2035	21,165
162,927	GreenPoint Home Equity Loan Trust 2004-4 (a)	1 Month LIBOR + 0.28%	0.9846	8/15/2030	151,170
704,930	GreenPoint Mortgage Funding Trust 2005-AR4 (a)	1 Month LIBOR + 0.52%	1.4666	10/25/2045	610,099
595,530	GreenPoint Mortgage Funding Trust 2005-AR4 (a)	1 Month LIBOR + 0.20%	1.1466	10/25/2045	478,767
255,341	GreenPoint Mortgage Funding Trust 2005-AR5 (a)	1 Month LIBOR + 0.56%	1.5066	11/25/2045	175,409
1,406,082	GreenPoint Mortgage Funding Trust 2006-AR2 (a)	12MTA + 2.00%	3.9659	3/25/2036	1,211,311
95,945	GreenPoint Mortgage Funding Trust 2006-AR3 (a)	1 Month LIBOR + 0.21%	1.1566	4/25/2036	83,421
520,424	GreenPoint Mortgage Loan Trust 2004-1 (a)	1 Month LIBOR + 0.58%	1.5216	10/25/2034	430,039
1,384,233	Greenwich Capital Commercial Mortgage Trust 2006-RR1 (b,c)		5.6579	3/18/2049	1,256,276
760,000	GS Mortgage Securities Corp II 2018-SRP5 B (a,b)	1 Month LIBOR + 2.50%	3.2046	9/15/2031	699,913
481,000	GS Mortgage Securities Trust 2011-GC5 (b,c)		5.3893	8/10/2044	457,343
1,031,280	GSAA Home Equity Trust 2005-2 (a)	1 Month LIBOR + 2.18%	3.1216	12/25/2034	929,525
140,040	GSAMP Trust 2004-HE1 (a)	1 Month LIBOR + 0.83%	1.7716	5/25/2034	122,457
194,690	GSMPS Mortgage Loan Trust (b,c)		7.7500	5/19/2027	189,433
208,056	GSR Mortgage Loan Trust 2003-1 (c)		3.6836	3/25/2033	172,338
216,425	GSR Mortgage Loan Trust 2005-8F		5.5000	11/25/2035	198,369
50,651	GSR Mortgage Loan Trust 2007-1F		5.5000	1/25/2037	53,520
4,197,903	GSR Mortgage Loan Trust 2007-3F		5.7500	5/25/2037	4,545,889
1,887,017	GSR Mortgage Loan Trust 2007-AR1 (c)		3.7712	3/25/2037	1,557,092
155,382	HarborView Mortgage Loan Trust 2003-1 (c)		4.1856	5/19/2033	137,849
842,661	HarborView Mortgage Loan Trust 2004-1 (c)		3.7626	4/19/2034	686,749
7,175	HarborView Mortgage Loan Trust 2005-1 (a)	1 Month LIBOR + 0.66%	1.4100	3/19/2035	4,467
103,706	HarborView Mortgage Loan Trust 2005-4 (c)		3.9567	7/19/2035	101,474
37,723	HarborView Mortgage Loan Trust 2005-8 (a)	1 Month LIBOR + 0.66%	1.4100	9/19/2035	29,378
94,287	HarborView Mortgage Loan Trust 2005-14 (c)		4.4241	12/19/2035	79,246
18,369	Home Equity Mortgage Trust (a)	1 Month LIBOR + 2.50%	3.4466	6/25/2034	100,159
20,993	Home Equity Mortgage Trust 2007-1 (a)	1 Month LIBOR + 0.34%	1.2866	5/25/2037	17,433
20,408	Impac CMB Trust Series 2003-8 2B1 (a)	1 Month LIBOR + 4.50%	5.4466	10/25/2033	17,590
11,213	Impac CMB Trust Series 2003-8 2M2 (a)	1 Month LIBOR + 2.63%	3.5716	10/25/2033	10,258
59,811	Impac CMB Trust Series 2003-11 (a)	1 Month LIBOR + 4.50%	5.4466	10/25/2033	53,472
281,970	Impac CMB Trust Series 2004-10 (a)	1 Month LIBOR + 2.78%	3.7216	3/25/2035	252,307
RATIONAL SPECIAL SITUATIONS INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2020

Principal Amount ($)		Variable Rate	Coupon Rate (%)	Maturity	Value
	BONDS & NOTES - 90.3% (Continued)
	ASSET BACKED SECURITIES - 89.9% (Continued)
42,594	IndyMac INDA Mortgage Loan Trust 2005-AR2 (c)		4.0129	1/25/2036	$ 37,517
1,796,293	IndyMac INDX Mortgage Loan Trust 2004-AR2 (c)		3.8433	6/25/2034	1,561,846
189,908	IndyMac INDX Mortgage Loan Trust 2006-AR2 (a)	1 Month LIBOR + 0.21%	1.1566	2/25/2046	137,258
95,588	Irwin Home Equity Loan Trust 2004-1 (a)	1 Month LIBOR + 1.25%	2.1966	12/25/2034	89,500
2,056,792	Jefferies Resecuritization Trust 2009-R7 (b,c)		3.8062	10/21/2035	1,732,335
816,969	JP Morgan Alternative Loan Trust 2005-S1		5.0000	12/25/2035	758,642
229,596	JP Morgan Alternative Loan Trust 2006-S2 (d)		6.1900	5/25/2036	218,205
2,000,000	JP Morgan Chase Commercial Mortgage Securities Trust 2010-C2 (b,c)		5.6356	11/15/2043	1,441,103
107,000	JP Morgan Chase Commercial Mortgage Securities Trust 2013-LC11 (c)		4.1678	4/15/2046	92,167
113,658	JP Morgan Mortgage Trust 2004-S2		5.5000	11/25/2024	113,496
393,803	JP Morgan Mortgage Trust 2004-S2		6.0000	11/25/2034	368,878
4,167,205	JP Morgan Mortgage Trust 2005-A6 (c)		4.0255	8/25/2035	3,517,141
387,757	JP Morgan Mortgage Trust 2006-A6 (c)		4.0866	10/25/2036	317,573
3,391,404	Legal Fee Funding 2006-1 LLC (b)		8.0000	7/20/2036	3,323,576
245,742	Lehman Mortgage Trust 2007-3		0.0000	3/25/2037	189,743
98,158	Lehman XS Trust 2006-8 (d)		5.2007	6/25/2036	95,986
178,123	Lehman XS Trust 2007-5H (c)		3.0574	5/25/2037	145,034
701,040	Lehman XS Trust Series 2005-5N (a)	1 Month LIBOR + 0.36%	1.3066	11/25/2035	502,723
479,896	Lehman XS Trust Series 2006-2N (a)	1 Month LIBOR + 0.26%	1.2066	2/25/2046	374,444
932,739	Luminent Mortgage Trust 2007-2 (a)	1 Month LIBOR + 0.23%	1.1766	5/25/2037	735,672
2,030,000	Marm Dummy Stock		-		2,030,000
350,000	MASTR Adjustable Rate Mortgages Trust 2004-11 (a)	1 Month LIBOR + 1.75%	2.6966	11/25/2034	284,530
4,699,898	MASTR Adjustable Rate Mortgages Trust 2006-OA2 1A1 (a)	12 MTA + 0.80%	2.7659	12/25/2046	7,444,037
648,435	MASTR Adjustable Rate Mortgages Trust 2006-OA2 2A1 (a)	12 MTA + 0.80%	2.7659	12/25/2046	1,068,052
6,574,479	MASTR Adjustable Rate Mortgages Trust 2006-OA2 4A1 (a)	12 MTA + 0.85%	2.8159	12/25/2046	10,665,260
4,020,110	MASTR Adjustable Rate Mortgages Trust 2006-OA2 4A1B (a)	12 MTA + 1.20%	3.1659	12/25/2046	6,545,072
59,483	MASTR Adjustable Rate Mortgages Trust 2007-1 (a)	1 Month LIBOR + 0.16%	1.1066	1/25/2047	62,344
2,297,993	MASTR Adjustable Rate Mortgages Trust 2007-1 (a)	12 MTA + 0.74%	2.7059	1/25/2047	3,473,327
188,187	MASTR Adjustable Rate Mortgages Trust 2007-3 (a)	1 Month LIBOR + 0.68%	1.6266	5/25/2047	158,377
323,210	Mastr Asset Backed Securities Trust 2004-WMC2 (a)	1 Month LIBOR + 3.23%	4.1716	4/25/2034	289,555
991,496	Mastr Asset Backed Securities Trust 2005-NC2 (a)	1 Month LIBOR + 0.50%	1.4466	11/25/2035	643,600
1,587,339	Mastr Asset Backed Securities Trust 2005-NC2 (a)	1 Month LIBOR + 0.70%	1.6466	11/25/2035	1,053,882
94,080	MASTR Asset Securitization Trust 2004-3		5.2500	3/25/2024	94,020
84,393	MASTR Seasoned Securitization Trust 2003-1 (a)	1 Month LIBOR + 0.40%	1.3466	2/25/2033	71,189
174,623	Mellon Residential Funding Cor Mor Pas Thr Tr Ser 1999-tbc3 (b,c)		2.6118	10/20/2029	141,005
104,706	Mellon Residential Funding Cor Mor Pas Thr Tr Ser 1999-tbc3 (b,c)		2.6118	10/20/2029	84,541
208,015	Merrill Lynch Mortgage Backed Securities Trust Series 2007-1 (c)		3.7398	4/25/2037	173,307
3,261	Merrill Lynch Mortgage Investors Trust Series 2005-A3 (a)	1 Month LIBOR + 0.27%	1.2166	4/25/2035	3,232
4,312,037	Merrill Lynch Mortgage Investors Trust Series 2006-FF1 (a,b)	1 Month LIBOR + 0.75%	1.6966	8/25/2036	4,202,043
2,399	Morgan Stanley ABS Capital I Inc Trust 2007-HE4 (a)	1 Month LIBOR + 0.11%	1.0566	2/25/2037	858
104,022	Morgan Stanley Dean Witter Capital I Inc Trust 2001-AM1 (a)	1 Month LIBOR + 2.10%	3.0466	2/25/2032	99,799
216,228	Morgan Stanley Mortgage Loan Trust 2005-4		5.0000	8/25/2035	208,115
118,471	Morgan Stanley Mortgage Loan Trust 2006-16AX (a)	1 Month LIBOR + 0.17%	1.1166	11/25/2036	42,747
239,349	Morgan Stanley Mortgage Loan Trust 2006-2		5.2500	2/25/2021	224,210
20,664	Morgan Stanley Mortgage Loan Trust 2006-7		5.0000	6/25/2021	16,950
357,982	Mortgage Loan Resecuritization Trust (a,b)	1 Month LIBOR + 0.34%	1.9211	4/16/2036	288,960
463,355	Mortgage Loan Trust Series 2004-3 (a)	1 Month LIBOR + 1.88%	2.8216	5/25/2034	400,177
2,107,060	Mosaic Solar Loans 2017-1 LLC (b)		0.0000	6/20/2042	1,685,648
2,000,000	New Residential Mortgage Loan Trust 2018-NQM1 (b,c)		5.2830	11/25/2048	1,800,000
12,833,100	New Residential Mortgage Loan Trust 2019-5 (b,c,e)		0.5000	8/25/2059	352,910
18,036,266	New Residential Mortgage Loan Trust 2019-5 (b,c,e)		0.7500	8/25/2059	766,541
522,525	New York Mortgage Trust 2006-1 (c)		4.0346	5/25/2036	474,930
314,954	Nomura Asset Acceptance Corp Alternative Loan Trust Series 2004-AR1 (a)	1 Month LIBOR + 1.02%	1.9666	8/25/2034	299,190
476,750	Nomura Asset Acceptance Corp Alternative Loan Trust Series 2006-AF1 (c)		4.5476	6/25/2036	473,594
100,608	Nomura Asset Acceptance Corp Alternative Loan Trust Series 2007-1 (d)		5.9570	3/25/2047	93,853
1,279,043	Nomura Asset Acceptance Corp Alternative Loan Trust Series 2007-1 (d)		6.1380	3/25/2047	1,192,973
287,181	NovaStar Mortgage Funding Trust Series 2006-MTA1 (a)	1 Month LIBOR + 0.38%	0.7804	9/25/2046	249,415
381,232	Option One Mortgage Loan Trust 2007-FXD2 (d)		6.1020	3/25/2037	344,386
55,043	Origen Manufactured Housing Contract Trust 2007-B (a,b)	1 Month LIBOR +1.20%	1.9046	10/15/2037	50,897
217,550	PFCA Home Equity Investment Trust 2003-IFC5 A (b,c)		4.1973	1/22/2035	213,780
396,349	PFCA Home Equity Investment Trust (b,c)		3.6272	8/25/2035	373,754
306,902	Prime Mortgage Trust 2004-1		5.2500	8/25/2034	310,793
126,896	Prime Mortgage Trust 2005-4		5.2500	10/25/2020	128,238
178,193	RAAC Series 2006-RP1 Trust (a,b)	1 Month LIBOR + 1.88%	2.8216	10/25/2045	132,743
804,445	RALI Series 2004-QA4 Trust (c)		7.9611	9/25/2034	705,399
270,330	RALI Series 2004-QA4 Trust (c)		4.3669	9/25/2034	240,776
101,780	RALI Series 2004-QA6 Trust (c)		4.2056	12/26/2034	79,166
435,770	RALI Series 2005-QA3 Trust (c)		3.9500	3/25/2035	121,734
162,328	RALI Series 2005-QA6 Trust (c)		4.5136	5/25/2035	105,792
1,001,299	RALI Series 2005-QO4 Trust (a)	1 Month LIBOR + 0.56%	1.5066	12/25/2045	743,541
2,360,787	RALI Series 2005-QS5 Trust		5.7000	4/25/2035	2,218,765
44,447	RALI Series 2006-QA1 Trust (c)		5.5316	1/25/2036	36,043
211,358	RALI Series 2006-QA2 Trust (c)		5.7579	2/25/2036	154,115
140,923	RALI Series 2006-QS10 Trust		6.0000	8/25/2036	124,504
105,406	RALI Series 2006-QS12 Trust		5.0000	9/25/2036	87,539
RATIONAL SPECIAL SITUATIONS INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2020

Principal Amount ($)		Variable Rate	Coupon Rate (%)	Maturity	Value
	BONDS & NOTES - 90.3% (Continued)
	ASSET BACKED SECURITIES - 89.9% (Continued)
773,478	RALI Series 2007-QH4 Trust (a)	1 Month LIBOR + 0.19%	1.1366	5/25/2037	$ 634,667
997,199	RAMP Series 2004-SL3 Trust		8.5000	12/25/2031	640,448
355,224	RAMP Series 2004-SL4 Trust		7.5000	7/25/2032	225,166
702,029	RAMP Series 2005-SL1 Trust		8.0000	5/25/2032	533,776
1,243,020	RAMP Series 2007-RS1 Trust (a)	1 Month LIBOR + 0.17%	1.1166	2/25/2037	609,990
1,039,888	RBSGC Mortgage Loan Trust 2005-A		6.0000	4/25/2035	1,010,756
425,926	Renaissance Home Equity Loan Trust 2005-4 (d)		5.8250	2/25/2036	410,798
331,972	Residential Asset Securitization Trust 2004-A2 (a)	1 Month LIBOR + 0.55%	1.4966	5/25/2034	299,008
1,786,919	RFMSI Series 2005-SA1 Trust (c)		3.5556	3/25/2035	1,368,644
25,368	RFMSI Series 2005-SA2 Trust (c)		4.2255	6/25/2035	24,209
1,973,521	RFMSI Series 2006-SA2 Trust (c)		5.1482	8/25/2036	1,728,831
179,506	RFSC Series 2002-RP2 Trust (a,b)	1 Month LIBOR + 1.50%	2.4466	10/25/2032	160,538
59,308	SACO I Trust 2005-5 (a)	1 Month LIBOR + 0.75%	1.6966	8/25/2035	59,123
54,446	SACO I Trust 2005-9 (a)	1 Month LIBOR + 0.69%	1.6366	12/25/2035	172,219
157,630	SACO I Trust 2005-WM2 (a)	1 Month LIBOR + 0.83%	1.7716	7/25/2035	555,583
183,821	SACO I Trust 2006-6 (a)	1 Month LIBOR + 0.26%	1.2066	6/25/2036	172,048
116,809	Sequoia Mortgage Trust 2007-1 (c)		3.9055	1/20/2047	87,910
257,219	Sofi Mortgage Trust 2016-1 (b,c)		3.0000	11/25/2046	243,768
2,098,426	Structured Adjustable Rate Mortgage Loan Trust 2004-7 (a)	1 Month LIBOR + 0.41%	1.3516	6/25/2034	1,777,608
381,035	Structured Adjustable Rate Mortgage Loan Trust 2005-14 (a)	1 Month LIBOR + 0.31%	1.2566	7/25/2035	257,689
245,726	Structured Adjustable Rate Mortgage Loan Trust 2005-19 (a)	1 Month LIBOR + 0.32%	1.2666	10/25/2035	211,357
327,850	Structured Asset Mortgage Investments II Trust 2004-AR6 (a)	1 Month LIBOR + 0.40%	1.1500	2/19/2035	264,096
208,119	Structured Asset Mortgage Investments II Trust 2006-AR2 (a)	1 Month LIBOR + 0.23%	1.1766	2/25/2036	185,984
189,630	Structured Asset Mortgage Investments II Trust 2006-AR3 (c)		3.5728	5/25/2036	113,129
57,102	Structured Asset Mortgage Investments II Trust 2006-AR5 (a)	1 Month LIBOR + 0.21%	1.1566	5/25/2046	44,400
2,866,720	Structured Asset Mortgage Investments II Trust 2006-AR5 (a)	1 Month LIBOR + 0.21%	1.1566	5/25/2046	1,656,541
84,696	Structured Asset Mortgage Investments II Trust 2006-AR6 (a)	1 Month LIBOR + 0.19%	1.1366	7/25/2046	56,263
139,058	Structured Asset Mortgage Investments II Trust 2007-AR2 (a)	1 Month LIBOR + 0.30%	1.2466	2/25/2037	113,306
1,122,171	Structured Asset Mortgage Investments II Trust 2007-AR2 (a)	1 Month LIBOR + 0.26%	1.2066	3/25/2037	626,795
1,071,134	Structured Asset Mortgage Investments Trust 2002-AR5 (a)	1 Month LIBOR + 1.20%	1.9500	5/19/2033	888,366
3,090	Structured Asset Sec Corp Mort Pass-thr Cert Ser 2001-14a (c)		3.9920	7/25/2032	2,570
355,880	Structured Asset Securities Corp Mortgage Loan Trust 2005-7XS (a)	1 Month LIBOR + 1.50%	3.0811	4/25/2035	325,431
844,048	Structured Asset Securities Corp Mortgage Loan Trust Series 2006-RF3 (b,c)		4.2661	10/25/2036	725,844
1,304,882	Structured Asset Securities Corp Mortgage Pass Through Certificates Ser 2001-SB1		3.3750	8/25/2031	1,207,732
180,337	Structured Asset Securities Corp Mortgage Pass-Through Certificates Series 2003 (d)		4.5434	8/25/2033	163,823
51,166	Terwin Mortgage Trust 2006-10SL (b,c)		4.7500	10/25/2037	21,799
263,837	Thornburg Mortgage Securities Trust 2007-3 (a)	12M LIBOR + 1.25%	2.1874	6/25/2047	228,124
163,000	UBS Commercial Mortgage Trust 2012-C1 (b,c)		5.5725	5/10/2045	151,761
265,000	UBS-Citigroup Commercial Mortgage Trust 2011-C1 (b,c)		6.0508	1/10/2045	236,928
2,536,837	Voyager CNTYW Delaware Trust (b,c)		1.0046	12/16/2033	2,279,952
3,235,716	Voyager CNTYW Delaware Trust (b,c)		0.9446	2/16/2036	2,628,898
1,135,887	Wachovia Bank Commercial Mortgage Trust Series 2005-C21 (b,c)		5.0248	10/15/2044	965,504
280,728	Wachovia Mortgage Loan Trust LLC Series 2006-A Trust (c)		4.0488	5/20/2036	259,285
227,263	WaMu Mortgage Pass-Through Certificates Series 2002-AR6 Trust (a)	12 MTA + 1.40%	3.3658	6/25/2042	182,421
229,511	WaMu Mortgage Pass-Through Certificates Series 2002-AR6 Trust (a)	12 MTA + 1.40%	3.3658	6/25/2042	177,884
136,015	WaMu Mortgage Pass-Through Certificates Series 2002-AR9 Trust (a)	12 MTA + 1.40%	3.3658	8/25/2042	114,366
193,423	WaMu Mortgage Pass-Through Certificates Series 2002-AR13 Trust (c)		4.3700	10/25/2032	162,753
518,690	WaMu Mortgage Pass-Through Certificates Series 2002-AR19 Trust (c)		3.7727	2/25/2033	445,275
389,288	WaMu Mortgage Pass-Through Certificates Series 2002-S8 Trust		5.7500	1/25/2033	377,389
403,388	WaMu Mortgage Pass-Through Certificates Series 2003-AR9 Trust (c)		4.3284	9/25/2033	344,283
104,882	WaMu Mortgage Pass-Through Certificates Series 2003-AR10 Trust (c)		4.1861	10/25/2033	94,777
1,457,708	WaMu Mortgage Pass-Through Certificates Series 2003-S4 (c)		5.6432	6/25/2033	755,941
3,942,691	WaMu Mortgage Pass-Through Certificates Series 2006-AR7 Trust (a)	12 MTA + 0.98%	2.9459	7/25/2046	3,205,374
99,457	WaMu Pass Through Certificates Series 2002-AR12 Trust (c)		4.2000	10/25/2032	80,577
156,671	Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-1 Trust		5.5000	3/25/2035	146,236
2,930,594	Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-AR1 Trust (a)	1 Month LIBOR + 0.25%	1.1966	2/25/2036	2,144,349
91,665	Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-AR2 Trust (a)	12 MTA + 0.94%	2.9059	4/25/2046	70,813
567,196	Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-AR5 Trust (a)	12 MTA + 0.94%	2.9059	7/25/2046	344,452
75,200	Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-AR8 Trust (a)	12 MTA + 0.85%	2.8159	10/25/2046	56,823
56,145	Washington Mutual MSC Mortgage Pass-Through Certificates Series 2002-MS4		6.5000	10/19/2029	54,853
56,145	Washington Mutual MSC Mortgage Pass-Through Certificates Series 2002-MS4		6.5000	10/19/2029	54,790
93,633	Washington Mutual MSC Mortgage Pass-Through Certificates Series 2003-AR1 Trust (c)		3.6368	2/25/2033	80,235
1,144,630	Washington Mutual MSC Mortgage Pass-Through Certificates Series 2004-RA2 Trust (c)		7.0000	7/25/2033	1,053,805
123,760	Wells Fargo Home Equity Asset-Backed Securities 2004-2 Trust (c)		4.9800	4/25/2034	121,007
26,366	Wells Fargo Mortgage Backed Securities 2003-I Trust (c)		4.7099	9/25/2033	19,845
125,695	Wells Fargo Mortgage Backed Securities 2004-K Trust (c)		4.9908	7/25/2034	125,248
	TOTAL ASSET BACKED SECURITIES (Cost - $178,150,233)				168,924,779
RATIONAL SPECIAL SITUATIONS INCOME FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2020

Principal Amount ($)		Variable Rate	Coupon Rate (%)	Maturity	Value
	BONDS & NOTES - 90.3% (Continued)
	COMMERCIAL MORTGAGE OBLIGATIONS - 0.4%
429,674	Fannie Mae Interest Strip 249 2 (e)		6.5000	10/25/2023	$ 36,813
275,079	Fannie Mae Interest Strip 356 17 (e)		6.0000	1/25/2035	58,208
795,735	Fannie Mae Interest Strip 362 2 (e)		4.5000	8/25/2035	108,568
391,318	Fannie Mae Interest Strip 407 16 (e)		5.0000	1/25/2040	56,120
674,445	Freddie Mac Strip 365 257 (c,e)		4.5000	5/15/2049	105,039
294,715	Government National Mortgage Association 2011-71 SG (a,e)		4.6271	5/20/2041	48,577
375,366	Government National Mortgage Association 2011-89 SA (a,e)		4.6771	6/20/2041	62,715
5,926,280	Government National Mortgage Association 2013-43 (c,e)		0.1337	8/16/2048	49,541
53,638,005	Government National Mortgage Association 2013-141 IA (e)		0.2630	6/16/2040	277,169
406,332	Government National Mortgage Association 2015-79 GI (e)		5.0000	10/20/2039	60,697
	TOTAL COMMERCIAL MORTGAGE OBLIGATIONS (Cost - $1,013,465)				863,447

	TOTAL BONDS & NOTES (Cost - $179,163,698)				169,788,226
Shares
	SHORT-TERM INVESTMENTS - 1.4%
2,603,943	Fidelity Institutional Government Portfolio - Institutional Class, 0.34% *				2,603,943
	TOTAL SHORT-TERM INVESTMENTS (Cost - $2,603,943)

	TOTAL INVESTMENTS (Cost $181,767,641) - 91.7%				$ 172,392,169
	OTHER ASSETS LESS LIABILITIES - 8.3%				15,605,964
	NET ASSETS - 100.0%				$ 187,998,133

* Rate shown represents the rate at March 31, 2020, and is subject to change and resets daily.
(a) Variable rate security; the rate shown represents the rate on March 31, 2020.
(b) Securities exempt from registration under Rule 144A of Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. At March 31, 2020, these securities amounted to $37,145,427 or 19.76% of net assets.

(c) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(d) Step-Up Bond; the interest rate shown is the rate in effect as of March 31, 2020.
(e) Interest only bond
COF - Cost of Funds
H15T1Y - US Treasury Yield Curve Rate T-Note Constant Maturity 1 Year
LIBOR - London Interbank offered rate
MTA - 12 Month Treasury Average Index

RATIONAL/PIER 88 CONVERTIBLE SECURITIES FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2020

Principal Amount ($)		Coupon Rate (%)	Maturity	Value
	CONVERTIBLE BONDS - 62.2%
	AUTO PARTS & EQUIPMENT - 1.8%
1,086,118	Meritor, Inc.	3.2500	10/15/2037	$ 921,843

	BIOTECHNOLOGY - 3.9%
1,130,042	Illumina, Inc.	0.5000	6/15/2021	1,380,282
745,021	Retrophin, Inc.	2.5000	9/15/2025	584,393
				1,964,675
	COMMERCIAL SERVICES - 4.7%
1,106,772	Chegg, Inc. (a)	0.1250	3/15/2025	1,046,453
1,480,928	Euronet Worldwide, Inc.	0.7500	3/15/2049	1,344,868
				2,391,321
	COMPUTERS - 3.6%
560,000	CyberArk Software Ltd. (a)	0.0000	11/15/2024	485,168
1,513,080	Western Digital Corp.	1.6500	2/1/2024	1,316,114
				1,801,282
	ELECTRONICS - 3.3%
1,794,578	Fortive Corp.	0.8750	2/15/2022	1,663,349

	HEALTHCARE - PRODUCTS - 1.8%
377,426	Insulet Corp. (a)	0.3750	9/1/2026	381,337
489,156	NuVasive, Inc.	2.2500	3/15/2021	509,127
				890,464
	HEALTHCARE - SERVICES - 5.2%
627,616	Anthem, Inc.	2.7500	10/15/2042	1,982,074
230,000	Teledoc Health, Inc.	1.3750	5/15/2025	667,307
				2,649,381
	INTERNET - 8.1%
692,869	Booking Holdings, Inc.	0.3500	6/15/2020	766,870
1,291,561	Etsy, Inc. (a)	0.1250	10/1/2026	1,063,130
1,307,848	Okta, Inc. (a)	0.1250	9/1/2025	1,249,812
1,100,000	Proofpoint, Inc. (a)	0.2500	8/15/2024	1,032,625
				4,112,437
	INVESTMENT COMPANIES - 4.7%
1,690,886	New Mountain Finance Corp.	5.7500	8/15/2023	1,380,362
1,056,540	TPG Specialty Lending, Inc.	4.5000	8/1/2022	978,694
				2,359,056
	REITs - 3.5%
45,232	Apollo Commercial Real Estate Finance, Inc.	4.7500	8/23/2022	31,356
1,770,675	VEREIT, Inc.	3.7500	12/15/2020	1,726,998
				1,758,354
	SEMICONDUCTORS - 6.0%
215,000	Microchip Technology, Inc.	1.6250	2/15/2027	220,664
210,000	Micron Technology, Inc.	3.1250	5/1/2032	885,906
165,443	Novellus Systems, Inc.	2.6250	5/15/2041	1,246,624
643,747	Synaptics, Inc.	0.5000	6/15/2022	669,252
				3,022,446
	SOFTWARE - 15.4%
948,734	Alteryx, Inc. (a)	1.0000	8/1/2026	850,952
580,000	Atlassian, Inc.	0.6250	5/1/2023	1,010,305
62,194	Benefitfocus, Inc.	1.2500	12/15/2023	47,540
1,034,599	DocuSign, Inc.	0.5000	9/15/2023	1,453,272
735,021	Pluralsight, Inc. (a)	0.3750	3/1/2024	541,343
585,000	Servicenow, Inc.	0.0000	6/1/2022	1,245,249
1,198,291	Splunk, Inc.	1.1250	9/15/2025	1,324,112
882,194	Tabula Rasa HealthCare, Inc. (a)	1.7500	2/15/2026	862,896
420,000	Workday, Inc.	0.2500	10/1/2022	465,150
				7,800,819
	TRANSPORTATION - 0.2%
90,464	Echo Global Logistics, Inc.	2.5100	5/1/2020	90,049

	TOTAL CONVERTIBLE BONDS ( Cost - $34,756,224)			31,425,476

	PREFERRED STOCKS - 32.4%
	BANKS - 7.0%
1,398	Bank of America Corp.	7.2500	Perpetual	1,769,896
1,398	Wells Fargo & Co.	7.5000	Perpetual	1,781,080
				3,550,976

RATIONAL/PIER 88 CONVERTIBLE SECURITIES FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2020

Principal Amount ($)		Coupon Rate (%)	Maturity	Value
	PREFERRED STOCKS - 32.4% (Continued)
	ELECTRIC - 17.3%
32,921	American Electric Power Co., Inc.	6.1250	3/15/2022	$ 1,588,438
16,636	Dominion Energy, Inc.	7.2500	6/1/2022	1,530,678
34,800	DTE Energy Co.	6.2500	11/1/2022	1,310,568
34,713	NextEra Energy, Inc.	4.8720	9/1/2022	1,643,313
25,118	NextEra Energy, Inc.	5.2790	3/1/2023	1,107,453
35,433	Southern Co.	6.7500	8/1/2022	1,573,225
				8,753,675
	HAND/MACHINE TOOLS - 1.8%
12,520	Stanley Black & Decker, Inc.	5.3750	5/15/2020	909,578

	HEALTHCARE - PRODUCTS - 1.7%
805	Danaher Corp.	4.7500	4/15/2022	831,686

	REITS - 3.5%
1,390	Crown Castle International Corp.	6.8750	8/1/2020	1,737,500

	SEMICONDUCTORS - 1.1%
604	Broadcom, Inc.	8.0000	9/30/2022	564,354

	TOTAL PREFERRED STOCKS (Cost - $18,947,021)			16,347,769

Shares
	SHORT-TERM INVESTMENTS - 5.2%
2,663,000	Fidelity Institutional Government Portfolio - Institutional Class, 0.34% *			2,663,000
	TOTAL SHORT-TERM INVESTMENTS (Cost - $2,663,000)

	TOTAL INVESTMENTS (Cost $56,366,245) - 99.8%			$ 50,436,245
	OTHER ASSETS LESS LIABILITIES - 0.2%			89,850
	NET ASSETS - 100.0%			$ 50,526,095

REIT - Real Estate Investment Trust
Perpetual - Perpetual Preferred Stocks are fixed income instruments without defined maturity dates.
* Rate shown represents the rate at March 31, 2020, and is subject to change and resets daily.
(a) Securities exempt from registration under Rule 144A of Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. At March 31, 2020, these securities amounted to $7,513,716 or 14.87% of net assets.

NOTES TO PORTFOLIOS OF INVESTMENTS
March 31, 2020 (Unaudited)

(1) Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (GAAP). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies" including FASB Accounting Standard Update ASU 2013-08.

A. Investment Valuations
The Trust calculates the NAV for each of the Funds by valuing securities held based on fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

In computing the NAV of the Funds, fair value is based on market valuations with respect to portfolio securities for which market quotations are readily available. Pursuant to Trustee-approved policies, the Trust relies on certain security pricing services to provide the current market value of securities. Those security pricing services value equity securities (including foreign equity securities, exchange-traded funds and closed-end funds) traded on a securities exchange at the last reported sales price on the principal exchange. Equity securities quoted by NASDAQ are valued at the NASDAQ official closing price. If there is no reported sale on the principal exchange, and in the case of over-the counter securities, equity securities are valued at a bid price estimated by the security pricing service. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. Option contracts are generally valued at the close. If the close price is outside the bid and the ask price; the quote closest to the close is used. When there is no trading volume the mean of the bid and ask is used. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the foreign exchange rate in effect as of the close of the NYSE. Forward currency exchange contracts are valued daily at the forward foreign exchange rate in effect as of the close of the NYSE. Investments in open-end investment companies (except for exchange-traded funds) are valued at their respective net asset value as reported by such companies. Futures, which are traded on an exchange, are valued at the settlement price determined by the exchange. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost

Securities for which market quotations are not readily available are valued at fair value under Trust procedures approved by the Trustees. In these cases, a Pricing Committee established and appointed by the Trustees determines in good faith, subject to Trust procedures, the fair value of portfolio securities held by a Fund (“good faith fair valuation”). When a good faith fair valuation of a security is required, consideration is generally given to a number of factors including, but not limited to the following: dealer quotes, published analyses by dealers or analysts regarding the security, transactions which provide implicit valuation of the security (such as a merger or tender offer transaction), the value of other securities or contracts which derive their value from the security at issue, and the implications of the circumstances which have caused trading in the security to halt. With respect to certain narrow categories of securities, the procedures utilized by the Pricing Committee detail specific valuation methodologies to be applied in lieu of considering the aforementioned list of factors.

Fair valuation procedures are also used when a significant event affecting the value of a portfolio security is determined to have occurred between the time when the price of the portfolio security is determined and the close of trading on the NYSE, which is when each Fund’s NAV is computed. An event is considered significant if there is both an affirmative expectation that the security’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Significant events include significant securities market movements occurring between the time the price of the portfolio security is determined and the close of trading on the NYSE. For domestic fixed income securities, such events may occur where the cut-off time for the market information used by the independent pricing service is earlier than the end of regular trading on the NYSE. For securities normally priced at their last sale price in a foreign market, such events can occur between the close of trading in the foreign market and the close of trading on the NYSE.

In some cases, events affecting the issuer of a portfolio security may be considered significant events. Examples of potentially significant events include announcements concerning earnings, acquisitions, new products, management changes, litigation developments, a strike or natural disaster affecting the company’s operations or regulatory changes or market developments affecting the issuer’s industry occurring between the time when the price of the portfolio security is determined and the close of trading on the NYSE. For securities of foreign issuers, such events could also include political or other developments affecting the economy or markets in which the issuer conducts its operations or its securities are traded.
There can be no assurance that a Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV. In the case of good faith fair valued portfolio securities, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a portfolio security’s present value. Good faith fair valuations generally remain unchanged until new information becomes available. Consequently, changes in good faith fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations.
Valuation of Fund of Funds – The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”).  The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value based upon the methods established by the board of directors of the Underlying Funds.

Open-end investment companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

NOTES TO PORTFOLIOS OF INVESTMENTS
March 31, 2020 (Unaudited) (Continued)
The Trust calculates the NAV for each of the Funds by valuing securities held based on fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:
Level 1 - unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

The Trustees have authorized the use of an independent fair valuation service. If the movement in a designated U.S. market index, after foreign markets close, is greater than predetermined levels, the Funds may use a systematic valuation model provided from that independent third party to fair value its international equity securities.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of March 31, 2020, for each Fund’s assets and liabilities measured at fair value:

	Level 1	Level 2	Level 3	Total
Equity Armor Fund *
Assets:
Common Stocks	$ 18,988,762	$ -	$ -	$ 18,988,762
Purchased Options	303,810	-	-	303,810
Short-Term Investments	578,568	-	-	578,568
Total Assets	$ 19,871,140	$ -	$ -	$ 19,871,140
Liabilities:
Derivatives:
Written Options	$ (211,590)	$ -	$ -	$ (211,590)
Long Futures Contracts	(118,299)	-	-	(118,299)
Total Liabilities	$ (329,889)	$ -	$ -	$ (329,889)
Tactical Return Fund *
Assets:
Short-Term Investments	$ 62,217,609	$ 99,987,265	$ -	$ 162,204,874
Total Assets	$ 62,217,609	$ 99,987,265	$ -	$ 162,204,874
Dynamic Brands Fund *
Assets:
Common Stocks	$ 27,264,544	$ -	$ -	$ 27,264,544
Short-Term Investments	1,423,499	-	-	1,423,499
Total Assets	$ 28,688,043	$ -	$ -	$ 28,688,043
Strategic Allocation Fund *
Assets:
Mutual Funds	$ 4,758,815	$ -	$ -	$ 4,758,815
Exchange-Traded Funds	63,928	-	-	63,928
U.S. Treasury Obligation	-	747,516	-	747,516
Short-Term Investments	1,682,862	-	-	1,682,862
Total Assets	$ 6,505,605	$ 747,516	$ -	$ 7,253,121
Trend Aggregation VA Fund *
Assets:
Common Stocks	$ 5,210,397	$ -	$ -	$ 5,210,397
Exchange Traded Funds	8,649,740	-	-	8,649,740
Short-Term Investments	577,200	-	-	577,200
Total Assets	$ 14,437,337	$ -	$ -	$ 14,437,337
Insider Buying VA Fund *
Assets:
Common Stocks	$ 7,038,305	$ -	$ -	$ 7,038,305
Short-Term Investments	14,659,202	-	-	14,659,202
Total Assets	$ 21,697,507	$ -	$ -	$ 21,697,507
Resolve Adaptive Asset Allocation Fund *
Assets:
Short-Term Investments	$ 45,584,408	-	-	$ 45,584,408
Derivatives:
Long Futures Contracts	457,052	-	-	457,052
Total Assets	$ 46,041,460	$ -	$ -	$ 46,041,460
Liabilities:
Derivatives:
Short Futures Contracts	$ (5,040)	$ -	$ -	$ (5,040)
Total Liabilities	$ (5,040)	$ -	$ -	$ (5,040)

NOTES TO PORTFOLIOS OF INVESTMENTS
March 31, 2020 (Unaudited) (Continued)
Iron Horse Fund *
Assets:
Common Stocks	$ 399,151	$ -	$ -	$ 399,151
Short-Term Investments	2,808,599	-	-	2,808,599
Total Assets	$ 3,207,750	$ -	$ -	$ 3,207,750
NuWave Enhanced Market Opportunity Fund *
Assets:
Common Stocks	$ 24	-	-	$ 24
Exchange-Traded Funds	11,302,853	-	-	11,302,853
Short-Term Investments	4,750,702	-	-	4,750,702
Derivatives:
Long Futures Contracts	33,236	-	-	33,236
Short Futures Contracts	138,844	-	-	138,844
Total Assets	$ 16,225,659	$ -	$ -	$ 16,225,659
Special Situations Fund *
Assets:
Asset Backed Securities	$ -	$ 168,924,779	$ -	$ 168,924,779
Commercial Mortgage Obligations	-	863,447	-	863,447
Short-Term Investments	2,603,943	-	-	2,603,943
Total Assets	$ 2,603,943	$ 169,788,226	$ -	$ 172,392,169
Pier 88 Fund *
Assets:
Convertible Bonds	$ -	31,425,476	-	$ 31,425,476
Preferred Stocks	16,347,769	-	-	16,347,769
Short-Term Investments	2,663,000	-	-	2,663,000
Total Assets	$ 19,010,769	$ 31,425,476	$ -	$ 50,436,245

*Refer to the Portfolios of Investments for industry classifications. There were no level 3 securities held during the period for any Fund.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Trust recognizes transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Consolidation of Subsidiaries – The consolidated financial statements of the Resolve Adaptive and NuWave Enhanced include the accounts of RDMF Fund Ltd. (“RDMF” or “CFC”) and RNW Fund Ltd. (“RNW” or “CFC”), wholly-owned and controlled foreign subsidiaries. All inter-company accounts and transactions have been eliminated in consolidation.
The Funds may invest up to 25% of its total assets in a controlled foreign corporation, which acts as an investment vehicle in order to affect certain investments consistent with Resolve Adaptive and NuWave Enhanced investment objectives and policies.
Fund	Inception Date of CFC	CFC Net assets as of March 31, 2020	% of Net Assets as of March 31, 2020
RDMF Fund, Ltd.	8/5/2016	$ 2,980,597	5.04%
RNW Fund, Ltd.	3/2/2018	2,577,421	11.0%

The identified cost of investments in securities owned by each Fund for federal income tax purposes (including futures and options), and its respective gross unrealized appreciation and depreciation at March 31, 2020, were as follows:
Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Equity Armor Fund	$ 19,026,311	$ 1,173,049	$ (658,109)	$ 514,940
Tactical Return Fund	161,982,590	222,284	-	222,284
Dynamic Brands Fund	27,612,898	2,691,582	(1,616,437)	1,075,145
Strategic Allocation Fund	7,506,595	113,531	(367,005)	(253,474)
Trend Aggregation VA Fund	13,952,732	828,800	(344,195)	484,605
Insider Buying VA Fund	21,916,387	412,321	(631,201)	(218,880)
Resolve Adaptive Asset Allocation Fund	45,584,408	633,431	(181,419)	452,012
Iron Horse Fund	3,270,355	7,685	(70,290)	(62,605)
NuWave Enhanced Market Opportunity Fund	16,327,458	2,225,502	(2,327,301)	(101,799)
Special Situtations Fund	181,767,641	5,630,403	(15,005,875)	(9,375,472)
Pier 88 Fund	56,366,245	308,107	(6,238,107)	(5,930,000)

NOTES TO PORTFOLIOS OF INVESTMENTS
March 31, 2020 (Unaudited) (Continued)

UNDERLYING INVESTMENTS IN OTHER INVESTMENT COMPANIES
Each underlying fund, including each exchange-traded fund (“ETF”), is subject to specific risks, depending on the nature of the underlying fund. These risks could include liquidity risk, sector risk, foreign and related currency risk, as well as risks associated with real estate investments and commodities. Investors in the Funds will indirectly bear fees and expenses charged by the underlying investment companies in which the Funds invest in addition to the Funds’ direct fees and expenses.

The performance of the Fund's may be directly affected by the performance of the Federated Treasury Obligations Fund, Institutional Class, Fidelity Insitutional Government Portfolio, Institution Class and SPDR S&P 500 ETF Trust. The financial statements of the Federated Treasury Obligations Fund, Institutional Class, Fidelity Insitutional Government Portfolio, Institution Class and SPDR S&P 500 ETF Trust, including the portfolio of investments, can be found at the Securities and Exchange Commission’s (“SEC”) website www.sec.gov and should be read in conjunction with the Fund’s financial statements. As of March 31, 2020, the percentage of the Adaptive Asset Allocation and Iron Horse net assets invested in Fidelity Institutional Government Portfolio was 76.7% and 87.6%, respectively. As of March 31, 2020, the percentage of the Tactical Return and Insider Buying VA net assets invested in Federated Treasury Obligations Fund, Institutional Class was 36.2% and 70.4%,respectively. As of March 31, 2020 the percentage of the NuWave Enhanced Fund's net assets invested in SPDR S&P 500 ETF Trust was 48.5%.

B. Foreign Currency Translation
The accounting records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange each business day to determine the value of investments, and other assets and liabilities. Purchases and sales of foreign securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuation arising from changes in market prices of securities held. These fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currency transactions.

C. Derivative Instruments
Certain of the Funds may be subject to equity price risk and foreign currency exchange risk in the normal course of pursuing their investment objectives. Certain of the Funds may invest in various financial instruments including positions in foreign currency contracts and written option contracts to gain exposure to or hedge against changes in the value of equities or foreign currencies. The following is a description of the derivative instruments utilized by the Funds, including the primary underlying risk exposure related to each instrument type.

Futures Contracts - Certain of the Funds may purchase and sell futures contracts. A Fund may use futures contracts to gain exposure to, or hedge against changes in the value of equities, interest rates, commodities prices or foreign currencies. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is affected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Fund as unrealized gains and losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. As collateral for futures contracts, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the market value of the purchase obligation for long futures contracts or the market value of the instrument underlying the contract, but not less than the market price at which the futures contract was established, for short futures contracts.

Foreign Exchange Contracts - Certain of the Funds may enter into forward foreign exchange contracts. A forward foreign exchange contract involves an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract. Such contracts are used to sell unwanted currency exposure that comes with holding securities in a market, or to buy currency exposure where the exposure from holding securities is insufficient to provide the desired currency exposure. The contracts are marked-to-market daily and the change in market value is recorded as unrealized appreciation or depreciation. When a forward foreign currency contract is closed, a Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in exchange rates.

NOTES TO PORTFOLIOS OF INVESTMENTS
March 31, 2020 (Unaudited) (Continued)
Options Contracts – Certain Funds may purchase put and call options and write put and call options. The premium paid for a purchased put or call option plus any transaction costs will reduce the benefit, if any, realized by a Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Funds.  In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Funds, the benefits realized by the Funds as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs.

When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Funds on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Funds have realized gains or losses. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Funds.

Written and purchased options are non-income producing securities. With options, there is minimal counterparty risk to the Funds since these options are exchange traded and the exchange’s clearinghouse acts as counterparty to all exchange traded options and guarantees against a possible default. Initial margin deposits required upon entering into options contracts are satisfied by the deposits of cash as collateral for the account of the broker (the Fund’s agent in acquiring the options).

The following is a summary of unrealized appreciation/depreciation on the derivative instruments utilized by the Funds as of March 31, 2020, categorized by risk exposure:

Fund	Derivative	Risk type	Unrealized Gain (Loss)
Equity Armor Fund	Written Options	Equity	$ 95,885
Equity Armor Fund	Futures	Equity	(118,299)
Rational Resolve Adaptive Asset Allocation Fund	Futures	Commodity	25,720
Rational Resolve Adaptive Asset Allocation Fund	Futures	Currency	19,660
Rational Resolve Adaptive Asset Allocation Fund	Futures	Equity	100,632
Rational Resolve Adaptive Asset Allocation Fund	Futures	Interest	306,000
Rational NuWave Enhanced Opportunity	Futures	Commodity	648,867
Rational NuWave Enhanced Opportunity	Futures	Currency	(130,434)
Rational NuWave Enhanced Opportunity	Futures	Equity	(515,329)
Rational NuWave Enhanced Opportunity	Futures	Interest	168,976

The amounts of derivative instruments disclosed on the Portfolio of Investments at March 31, 2020, is a reflection of the volume of derivative activity for the Funds.